Mezzanine Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Temporary Equity Disclosure [Abstract]
Mezzanine Equity
15.
Mezzanine equity

The Company has retroactively adjusted the issued and outstanding equity of Roadzen (DE) prior to the Business Combination to give effect to the conversion ratio to determine the number of Ordinary Shares into which the convertible preferred stock of Roadzen (DE) were converted.

As of March 31,2023, the redeemable convertible preferred stock consisted of the following:

	Shares issued and outstanding	Per share original issue price	Aggregate conversion amount	Carrying value
Series A	200,000	0.5	100,000	100,000
Series A1	1,265,100	1.5	1,897,650	48,174,279
	1,465,100		1,997,650	48,274,279

Upon the Closing of the Business Combination, 1,539,566 shares of redeemable convertible preferred stock issued and outstanding in Roadzen (DE) were converted into 41,894,536 Ordinary Shares of the Parent Company at the conversion ratio.

As of December 31, 2023, no shares of convertible preferred stock of Roadzen (DE) were outstanding.
14.
Mezzanine equity

As of March 31, 2023 and 2022, the redeemable convertible preferred stock consisted of the following:

As of March 31, 2023

	Shares issued and outstanding	Per share original issue price	Aggregate conversion amount	Carrying value
Series A	200,000	0.5	100,000	100,000
Series A1	1,265,100	1.5	1,897,650	48,174,279
	1,465,100		1,997,650	48,274,279

As of March 31, 2022

	Shares issued and outstanding	Per share original issue price	Aggregate conversion amount	Carrying value
Series A	200,000	0.5	100,000	100,000
Series A1	747,163	1.5	1,120,745	23,596,228
	947,163		1,220,745	23,696,228

The characteristics of the Company’s convertible preferred stock are as follows:

Dividend

The holders of series A and A1 preferred stock in preference to the holders of common stock and any other equity security of the Company, shall be entitled to receive dividend at the rate of 8% per annum of the original issue price per annum whenever funds are legally available for distribution. The series A and A1 dividend shall in any event be cumulative and accrue from the date of original issuance of such shares of series A and A1 stock whether or not earned or declared. The series A and A1 stockholders are eligible to receive additional dividend equal in amount to the dividend per share being paid on the common stock on the basis of that each share of series A and A1 stock has been converted into Common stock.

Voting rights

Each holder of a preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held by such holder could be converted as of the record date.

Conversion terms

Each Series A and A1 stock will be converted into fully paid common stock at any time at the option of the holder. Each share of series A and A1 stock shall automatically be converted into shares of common stock, based on the then effective price on meeting any of the following conditions:

a)
Upon affirmative election of holders of at least a majority of the outstanding shares of the Series A and A1 stock voting together as a separate class
b)
Immediately upon the closing of the first firm underwritten public offering. Conversion ratio for Series A and A1 will be 1:1. Series A and A1 conversion ratio shall be adjusted if the Company issues or sells any shares of common stock for a consideration per share less than the conversion price for the Series A and A1 stock, respectively as per the agreed mechanism.

Liquidation preference

In the event of liquidation, dissolution, winding up, any other liquidation event as defined in the certificate of incorporation, including but not limited to sale, lease, license or other transfer of substantially all of the Company’s assets or goodwill. In such an event, the holders of series A and A1 stock will be given preference before any distribution or payment is made to any junior stock. The series A and A1 holders will be paid an amount equal to the original issue price (as adjusted for any stock dividends, combinations and splits etc.) and any accrued but unpaid dividend thereon. If upon such liquidation event, the assets to be distributed among the holders of Series A and A1 stock shall be insufficient to permit payment to the holders of series A and A1 stock, then the entire assets of the Company will be distributed ratably among the holders of series A and A1 stock in proportion to the liquidation preference such holders would otherwise be entitled to receive.